Income Tax Expense - Schedule of Changes Related to Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes Related to Valuation Allowance [Abstract]
Balance at beginning of the year
Additions	48,058	29,607
Reversals
Balance at ending of the year	$ 48,058	$ 29,607